REVENUE (Details - Contract liabilities)	3 Months Ended
Mar. 31, 2022 USD ($)
Revenue from Contract with Customer [Abstract]
Beginning balance	$ 3,216,562
Contract with Customer, Liability, Revenue Recognized	(1,856,961)
Ending Balance	$ 4,667,905